Right of use assets and Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Right Of Use Assets And Lease Liabilities
Schedule of movement for assets by right of use

	Land and buildings	Machinery	Fixtures, accessories and other properties, plants and equipment	Total
	ThCh$	ThCh$	ThCh$	ThCh$
As of January 1, 2023
Historic cost	44,902,809	8,686,624	5,697,398	59,286,831
Accumulated depreciation	(16,224,686)	(5,913,230)	(2,282,944)	(24,420,860)
Book Value	28,678,123	2,773,394	3,414,454	34,865,971
Additions	9,761,428	2,049,490	285,144	12,096,062
Additions for business combinations (historic cost) (2)	-	-	26,726	26,726
Conversion effect historic (cost)	(3,605,945)	(5,279,722)	14,083	(8,871,584)
Depreciation (*)	(7,720,353)	(1,576,613)	(1,684,616)	(10,981,582)
Conversion effect (depreciation)	1,998,626	2,694,334	(7,316)	4,685,644
Others increases (decreases) (1)	1,844,506	1,888,499	296,829	4,029,834
Divestitures (cost)	(144,097)	-	-	(144,097)
Divestitures (depreciation)	38,247	-	-	38,247
Sub-Total	2,172,412	(224,012)	(1,069,150)	879,250
Book Value	30,850,535	2,549,382	2,345,304	35,745,221
As of December 31, 2023
Historic cost	51,646,199	8,632,533	6,204,646	66,483,378
Accumulated depreciation	(20,795,664)	(6,083,151)	(3,859,342)	(30,738,157)
Book Value	30,850,535	2,549,382	2,345,304	35,745,221

As of December 31, 2024
Additions	14,742,255	710,231	3,875,974	19,328,460
Additions for business combinations (historic cost) (2)	119,480	-	-	119,480
Conversion effect historic (cost)	(394,723)	(493,868)	(16,876)	(905,467)
Depreciation (*)	(8,414,007)	(2,156,709)	(1,403,956)	(11,974,672)
Conversion effect (depreciation)	254,338	345,043	(6,199)	593,182
Others increases (decreases) (1)	716,535	1,656,746	61,076	2,434,357
Divestitures (cost)	(293,531)	(264,372)	(250,557)	(808,460)
Depreciation of disposals of assets for right of use	183,848	181,719	119,504	485,071
Sub-Total	6,914,195	(21,210)	2,378,966	9,271,951
Book Value	37,764,730	2,528,172	4,724,270	45,017,172
As of December 31, 2024
Historic cost	67,640,867	12,451,324	9,861,206	88,653,397
Accumulated depreciation	(29,876,137)	(9,923,152)	(5,136,936)	(44,936,225)
Book Value	37,764,730	2,528,172	4,724,270	45,017,172
(1)	It corresponds mainly to the financial effect of the application of IAS 29 “Financial Information in Hyperinflationary Economies.
(2)	See Note 1 - General information, letter C), number (4) as of December 31, 2024 and number (5) as of December 31, 2023.
(*)	This amount includes ThCh$ 331,402 (ThCh$ 849,277 as of December 31, 2023) for depreciation activated by agricultural assets, associated to the cost of sale of wine.

Schedule of lease liabilities

	As of December 31, 2024		As of December 31, 2023
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Lease liabilities (1)	9,451,551	39,782,317	7,142,360	34,061,739
Total	9,451,551	39,782,317	7,142,360	34,061,739
(1)	See Note 5 - Risk administration.

Schedule of current lease liabilities

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Lease liabilities
79.862.750-3	Transportes CCU Limitada	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	16,426	50,596	67,022	Monthly	4.49
90.413.000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	150,334	459,014	609,348	Monthly	4.77
Subtotal							166,760	509,610	676,370
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	266,922	126,904	393,826	Monthly	4.45
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	1,687,789	4,611,407	6,299,196	Monthly	4.09
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	165,634	381,028	546,662	Monthly	4.00
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	111,701	290,702	402,403	Monthly	0.66
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	196,759	590,279	787,038	Monthly	0.08
0-E	CCU and subsidiaries	Paraguay	-	Suppliers of PPE	Paraguay	PYG	41,095	124,228	165,323	Monthly	0.10
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UYU	45,183	135,550	180,733	Monthly	3.18
Subtotal (leases IFRS )							2,515,083	6,260,098	8,775,181
Total							2,681,843	6,769,708	9,451,551
(*)	The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

Lease liabilities at nominal value:

							Maturity
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization
							ThCh$	ThCh$	ThCh$
Lease liabilities
79,862,750-3	Transportes CCU Limitada	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	17,933	53,801	71,734	Monthly
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	332,723	998,169	1,330,892	Monthly
Subtotal							350,656	1,051,970	1,402,626
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	325,604	274,379	599,983	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	1,432,326	3,336,686	4,769,012	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	527,860	1,517,399	2,045,259	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	230,259	633,511	863,770	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	245,335	736,004	981,339	Monthly
0-E	CCU and subsidiarias	Paraguay	-	Suppliers of PPE	Paraguay	PYG	51,708	150,184	201,892	Monthly
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UYU	54,132	162,396	216,528	Monthly
Subtotal (leases IFRS )							2,867,224	6,810,559	9,677,783
Total							3,217,880	7,862,529	11,080,409

As of December 31, 2023

Lease liabilities at book value:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Financial leases obligations
79.862.750-3	Transportes CCU Limitada	Chile	97.030.000-7	Banco del Estado de Chile	Chile	UF	46,742	58,352	105,094	Monthly	2.14
90.413.000-1	Compañía Cervecerías Unidas S.A.	Chile	99.012.000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	138,201	421,929	560,130	Monthly	3.95
Subtotal							184,943	480,281	665,224
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	81,801	96,742	178,543	Monthly	2.61
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	Euros	10,764	32,291	43,055	Monthly	1.80
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	1,508,830	3,748,411	5,257,241	Monthly	2.96
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	94,946	284,840	379,786	Monthly	3.17
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	103,598	181,762	285,360	Monthly	33.61
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	64,814	160,461	225,275	Monthly	16.33
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UYU	34,985	72,891	107,876	Monthly	0.84
Subtotal (leases IFRS )							1,899,738	4,577,398	6,477,136
Total							2,084,681	5,057,679	7,142,360
(*)	The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

Lease liabilities at nominal value:

							Maturity
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization
							ThCh$	ThCh$	ThCh$
Financial leases obligations
79.862.750-3	Transportes CCU Limitada	Chile	97.030.000-7	Banco del Estado de Chile	Chile	UF	49,257	64,180	113,437	Monthly
90.413.000-1	Compañía Cervecerías Unidas S.A.	Chile	99.012.000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	318,629	955,887	1,274,516	Monthly
Subtotal							367,886	1,020,067	1,387,953
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	86,780	111,905	198,685	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	Euros	10,767	32,301	43,068	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	1,585,174	4,222,379	5,807,553	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	31,917	95,753	127,670	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	209,906	481,331	691,237	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	83,515	206,356	289,871	Monthly
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UYU	41,835	88,294	130,129	Monthly
Subtotal (leases IFRS )							2,049,894	5,238,319	7,288,213
Total							2,417,780	6,258,386	8,676,166

Schedule of non current lease liabilities

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	More than 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Lease liabilities
79,862,750-3	Transportes CCU Limitada	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	52,636	-	-	52,636	Monthly	2.14
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	1,285,168	1,379,838	18,428,958	21,093,964	Monthly	3.95
Subtotal							1,337,804	1,379,838	18,428,958	21,146,600
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	19,321	-	-	19,321	Monthly	4.16
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	7,623,227	4,241,420	1,422,083	13,286,730	Monthly	4.09
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	366,173	349,822	1,017,761	1,733,756	Monthly	4.00
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	326,100	107,311	-	433,411	Monthly	0.66
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	1,545,505	1,082,238	-	2,627,743	Monthly	0.08
0-E	CCU and subsidiaries	Paraguay	-	Suppliers of PPE	Paraguay	PYG	157,168	93,548	-	250,716	Monthly	0.10
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UYU	284,040	-	-	284,040	Monthly	3.18
Subtotal (leases IFRS )							10,321,534	5,874,339	2,439,844	18,635,717
Total							11,659,338	7,254,177	20,868,802	39,782,317
(*)	The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

Lease liabilities at nominal value:

							Maturity
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	More than 5 years	Total	Type of amortization
							ThCh$	ThCh$	ThCh$	ThCh$
Lease liabilities
79,862750-3	Transportes CCU Limitada	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	53,800	-	-	53,800	Monthly
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	2,661,784	2,661,784	24,177,873	29,501,441	Monthly
Subtotal							2,715,584	2,661,784	24,177,873	29,555,241
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	504,286	140,151	-	644,437	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	5,372,599	2,661,773	626,856	8,661,228	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	2,138,893	1,188,049	1,357,385	4,684,327	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	918,048	524,460	-	1,442,508	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	1,780,137	1,249,933	-	3,030,070	Monthly
0-E	CCU and subsidiarias	Paraguay	-	Suppliers of PPE	Paraguay	PYG	193,267	104,757	-	298,024	Monthly
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UYU	333,391	-	-	333,391	Monthly
Subtotal (leases IFRS )							11,240,621	5,869,123	1,984,241	19,093,985
Total							13,956,205	8,530,907	26,162,114	48,649,226

As of December 31, 2023

Lease liabilities at book value:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	More than 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Financial leases obligations
79.862.750-3	Transportes CCU Limitada	Chile	97.030.000-7	Banco del Estado de Chile	Chile	UF	119,659	-	-	119,659	Monthly	2.14
90.413.000-1	Compañía Cervecerías Unidas S.A.	Chile	99.012.000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	1,224,345	1,224,345	18,420,051	20,868,741	Monthly	3.95
Subtotal							1,344,004	1,224,345	18,420,051	20,988,400
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	6,824,508	2,701,396	943,701	10,469,605	Monthly	2.96
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	449,743	322,646	1,011,076	1,783,465	Monthly	3.17
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	260,266	89,050	43,906	393,222	Monthly	33.61
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	347,908	2,668	-	350,576	Monthly	16.33
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UYU	76,471	-	-	76,471	Monthly	0.84
Subtotal (leases IFRS )							7,958,896	3,115,760	1,998,683	13,073,339
Total							9,302,900	4,340,105	20,418,734	34,061,739
(*)	The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

Lease liabilities at nominal value:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	More than 5 years	Total	Type of amortization
							ThCh$	ThCh$	ThCh$	ThCh$
Financial leases obligations
79.862.750-3	Transportes CCU Limitada	Chile	97.030.000-7	Banco del Estado de Chile	Chile	UF	125,536	-	-	125,536	Monthly
90.413.000-1	Compañía Cervecerías Unidas S.A.	Chile	99.012.000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	2,549,031	2,549,030	24,640,634	29,738,695	Monthly
Subtotal							2,674,567	2,549,030	24,640,634	29,864,231
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	Euros	12,108	-	-	12,108	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	8,394,381	2,996,536	1,170,637	12,561,554	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	129,859	78,664	446,295	654,818	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	946,597	520,514	260,980	1,728,091	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	402,941	5,028	-	407,969	Monthly
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UYU	97,377	-	-	97,377	Monthly
Subtotal (leases IFRS )							9,983,263	3,600,742	1,877,912	15,461,917
Total							12,657,830	6,149,772	26,518,546	45,326,148

Schedule of future payments

	As of December 31, 2024
	Gross Amount	Interest	Value
	ThCh$	ThCh$	ThCh$
0 to 3 months	3,217,880	536,037	2,681,843
3 months to 1 year	7,862,529	1,092,821	6,769,708
Over 1 year to 3 years	13,956,205	2,296,867	11,659,338
Over 3 years to 5 years	8,530,907	1,276,730	7,254,177
More than 5 years	26,162,114	5,293,312	20,868,802
Total	59,729,635	10,495,767	49,233,868

	As of December 31, 2023
	Gross Amount	Interest	Value
	ThCh$	ThCh$	ThCh$
0 to 3 months	2,417,780	333,099	2,084,681
3 months to 1 year	6,258,386	1,200,707	5,057,679
Over 1 year to 3 years	12,657,830	3,354,930	9,302,900
Over 3 years to 5 years	6,149,772	1,809,667	4,340,105
More than 5 years	26,518,546	6,099,812	20,418,734
Total	54,002,314	12,798,215	41,204,099

Schedule of reconciliation of liabilities

	As of December 31, 2023	Flows			Accrual of interest	Change in foreign currency and unit per adjustment	Additions for business combinations (1)	Increase through new leases	Others	As of December 31, 2024
		Payments		Acquisitions
		Principal	Interest
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Others financial liabilities
Current
Bank borrowings	24,494,870	(43,967,653)	(15,109,004)	52,903,303	13,662,655	1,304,411	-	-	7,969,029	41,257,611
Bond payable	38,650,859	-	(31,266,863)	-	31,803,416	1,755,653	-	-	57,490,089	98,433,154
Lease liabilities	7,142,360	(16,274,873)	(1,902,393)	-	1,598,887	2,204,844	119,480	3,626,892	12,936,354	9,451,551
Total others financial liabilities current	70,288,089	(60,242,526)	(48,278,260)	52,903,303	47,064,958	5,264,908	119,480	3,626,892	78,395,472	149,142,316
Non-current
Bank borrowings	174,074,170	(1,939,484)	-	-	-	8,762	-	-	(5,496,124)	166,647,324
Bond payable	1,050,838,488	(28,398,859)	-	-	-	94,054,380	-	-	(57,490,089)	1,059,003,920
Lease liabilities	34,061,739	-	-	-	-	3,803,328	-	15,701,568	(13,784,318)	39,782,317
Total others financial liabilities non-current	1,258,974,397	(30,338,343)	-	-	-	97,866,470	-	15,701,568	(76,770,531)	1,265,433,561
Total Others financial liabilities	1,329,262,486	(90,580,869)	(48,278,260)	52,903,303	47,064,958	103,131,378	119,480	19,328,460	1,624,941	1,414,575,877
(1)	See Note 1 - General Information letter C), number (12).

	As of December 31, 2022	Flows			Accrual of interest	Change in foreign currency and unit per adjustment	Additions for business combinations (1)	Increase through new leases	Others	As of December 31, 2023
		Payments		Acquisitions
		Principal	Interest
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Others financial liabilities
Current
Bank borrowings	134,737,116	(86,424,860)	(18,541,141)	68,928,016	13,887,323	2,258,552	-	-	(90,350,136)	24,494,870
Bond payable	30,871,086	(26,621,937)	(32,003,201)	-	32,044,502	660,734	-	-	33,699,675	38,650,859
Lease liabilities	9,120,616	(10,704,270)	(1,647,488)	-	1,808,779	(1,289,212)	26,726	3,224,024	6,603,185	7,142,360
Total others financial liabilities current	174,728,818	(123,751,067)	(52,191,830)	68,928,016	47,740,604	1,630,074	26,726	3,224,024	(50,047,276)	70,288,089
Non-current
Bank borrowings	84,839,970	(10,000,000)	-	8,219,455	-	6,775	-	-	91,007,970	174,074,170
Bond payable	1,081,682,928	(36,373,728)	-	-	-	39,228,963	-	-	(33,699,675)	1,050,838,488
Lease liabilities	31,306,552	-	-	-	-	2,824,911	-	8,872,038	(8,941,762)	34,061,739
Total others financial liabilities non-current	1,197,829,450	(46,373,728)	-	8,219,455	-	42,060,649	-	8,872,038	48,366,533	1,258,974,397
Total Others financial liabilities	1,372,558,268	(170,124,795)	(52,191,830)	77,147,471	47,740,604	43,690,723	26,726	12,096,062	(1,680,743)	1,329,262,486
(1)	See Note 1 - General Information letter C), number (5).

	As of December 31, 2021	Flows			Accrual of interest	Change in foreign currency and unit per adjustment	Additions for business combinations	Increase through new leases	Others	As of December 31, 2022
		Payments		Acquisitions
		Principal	Interest
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$			ThCh$	ThCh$
Others financial liabilities
Current
Bank borrowings	76,169,204	(73,375,368)	(7,972,184)	46,843,478	14,857,608	28,076	-	-	78,186,302	134,737,116
Bond payable	8,087,630	(5,975,742)	(18,250,558)	-	26,872,771	1,559,386	-	-	18,577,599	30,871,086
Lease liabilities	6,152,361	(9,663,757)	(1,792,084)	-	1,721,895	1,093,203	-	4,796,273	6,812,725	9,120,616
Total others financial liabilities current	90,409,195	(89,014,867)	(28,014,826)	46,843,478	43,452,274	2,680,665	-	4,796,273	103,576,626	174,728,818
Non-current
Bank borrowings	114,492,596	-	-	49,445,891	-	19,585	-	-	(79,118,102)	84,839,970
Bond payable	339,740,414	-	-	686,832,951	-	73,687,162	-	-	(18,577,599)	1,081,682,928
Lease liabilities	29,009,023	-	-	-	-	3,823,816	-	7,296,971	(8,823,258)	31,306,552
Total others financial liabilities non-current	483,242,033	-	-	736,278,842	-	77,530,563	-	7,296,971	(106,518,959)	1,197,829,450
Total Others financial liabilities	573,651,228	(89,014,867)	(28,014,826)	783,122,320	43,452,274	80,211,228	-	12,093,244	(2,942,333)	1,372,558,268